UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07737

                               THE PURISIMA FUNDS
               (Exact name of registrant as specified in charter)



                              13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
              (Address of principal executive offices) (Zip code)



                        U. S. BANCORP FUND SERVICES, LLC
                       2020 EAST FINANCIAL WAY, SUITE 100
                           GLENDORA, CALIFORNIA 91741

                    (Name and address of agent for service)



                                 (650) 851-3334
               Registrant's telephone number, including area code



Date of fiscal year end: AUGUST 31



Date of reporting period:  FEBRUARY 29, 2012




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ITEM 1. REPORTS TO STOCKHOLDERS.



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The Purisima Funds
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SEMI-ANNUAL REPORT (UNAUDITED)
FEBRUARY 29, 2012
The Purisima Total Return Fund

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TABLE OF CONTENTS

     A Letter to Our Shareholders                                              2

     Sector Breakdown                                                          5

     Expense Example                                                           5

     Schedule of Investments                                                   7

     Statement of Assets and Liabilities                                      14

     Statement of Operations                                                  15

     Statement of Changes in Net Assets                                       16

     Financial Highlights                                                     17

     Notes to Financial Statements                                            18

     Other Information                                                        26

     Trustees and Officer Information                                         30

     Privacy Notice                                                           34




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INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
The Purisima Total Return Fund ("the Fund") seeks a high total return. (Total return includes capital appreciation, dividend and interest income, and distributions).












EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.



                                                                               1
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A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima Total Return Fund for the 6-month period ending February 29, 2012. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK

An overall lackluster 2011 finished on a high note,and positive market momentum has carried into 2012. We expect the positive stock market trend to continue and for stocks to end this year up a lot.

As last year began, we said 2011 would likely be a "pause that refreshes" the bull market. Typical of third bull market years, overall market returns in 2011 were about flat and marked by frustrating volatility, shaking positive sentiment out of newly minted optimists. A steep mid-year correction tied largely to fears of recession and a European implosion (fears that failed to materialize yet again) hit economically sensitive categories like Emerging Markets,Materials, Energy and Industrials particularly hard.(i)

In many ways, 2011's correction was similar to 2010's-both were predicated on similar fears, though 2011's magnitude was a bit bigger and longer than 2010's. A key difference was 2010's started earlier and bottomed in early July, giving the market and portfolios nearly six full months to recover in calendar year 2010. 2011's correction was only beginning in earnest in early July last year, and the recovery has carried into the front part of 2012. Also dissimilar, 2010's big bounce through year end helped sentiment improve-one contributing reason to our expectation that 2011 returns would be muted.

As 2012 began, we detected no sentiment bounce. Optimists were scarce, and ample skepticism is rampant-a bullish feature-providing a wall of worry for this bull market to climb. Headlines fret tapped-out consumers, sovereign debt, a Chinese hard landing, political wrangling, too much stimulus, too little stimulus, etc. Yet underappreciated positives abound. Corporate revenues and profits are growing at healthy clips, stock valuations are extremely attractive, the global economy continues to reach new highs-and that vibrancy likely continues into 2012.

In Europe, the PIIGS (Portugal, Ireland, Italy, Greece and Spain) face a rough road, but their issues aren't new or uniform. In 2012, the issue of primacy and the dominant elephant in the room is Italy, which faces key funding hurdles early-almost half of its 2012 debt auctions on a money value basis occur in February, March and April. Its auctions will likely proceed fine, but results needn't be spectacular-"just ok" will suffice to soundly beat doomsday expectations. Note, stocks move ahead of known events-they don't wait for clarity. Waiting

--------
(i) Eagle, PACE. Performance returns reflect the average of actual representative client portfolios invested in our Private Client Group's 100% global equity strategy for the quarter ending 12/31/2011. The performance of individual accounts may differ given the various investment restrictions, cash requirements and other circumstances applicable to particular clients. Performance returns are net of advisory fees and reflect the reinvestment of dividends, interest and other forms of accrued income. Returns are preliminary and unaudited.

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for clarity is almost always very costly. What's more, in 2012, PIIGS fears turn three years old. Positive or negative, sentiment typically doesn't stay elevated on an issue for so long. Sentiment here likely improves, helping boost stocks.

Last year, we also said Emerging Markets would do fine economically, but investors had become overly optimistic about Emerging Markets investing. And they underperformed, lagging developed peers even before the correction set in. We believe Emerging Markets will reaccelerate in 2012, both from economic and investing standpoints, with particular strength in emerging Asia. Emerging Markets reacceleration should also benefit the global economy, especially resource sectors.

The US economic expansion should also continue, driven by a strong private sector. Some of the weak spots to date-namely employment and housing-will likely show some strength, throwing cold water on naysayers' frequent refrain that the US economy can't improve while those categories struggle. We're past "the pause that refreshes."

An additional sweet spot is we either re-elect a Democrat or newly elect a Republican. Historically, either outcome has generated above-average equity returns in election years. Ideologists from both parties have difficulty fathoming this for loathing of the opposition view-but it's true. We will either get a new love or decide we like what we have more than we like it now-either is bullish for 2012.

FUND POSITIONING

For the 6-month period ending February 29, 2012, the Fund underperformed the MSCI World Index benchmark (8.2% versus 8.5%, respectively). In aggregate, country positioning benefited returns relative to the benchmark. The Fund's overweight to the US and underweights to Japan, Canada and Australia helped returns, while overweights to the Brazil, Switzerland, Mexico and China detracted.

Sector positioning also had a positive impact on relative returns. The Fund's overweights to Information Technology and Industrials and underweights to Utilities and Telecommunication Services contributed positively to returns, while an overweight to Materials and underweight to Consumer Discretionary detracted.

Stock selection in aggregate detracted from the Fund's returns. Stock selection in the Japan boosted returns, while stock selection in the UK, US, Australia and the Netherlands detracted. On a sector basis, stock selection in Industrials and Energy benefitted relative returns, while stock selection in Information Technology, Health Care, Consumer Staples, Financials, Consumer Discretionary and Materials detracted.

CLOSING REMARKS

In our view, the greatest risk in 2012 stems from eurozone politicians attempting to "fix" sovereign debt woes and/or the banking system with new regulatory/accounting schemes-resulting in unintended negative consequences. Their "slow but steady" strategy thus far has been appropriate, in our view, and gives the private sector time to derive solutions. The eurozone likely continues to be weak economically, but not uniformly weak. And history shows


                                                                               3
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a region even as large as the eurozone can be weak, but the rest of the world can be fine.

Nor does it mean European stocks will do poorly this year. Many European markets are already well below their bull market highs, and recall, stocks move ahead of eventual economic recovery. We are also mindful that Chinese officials have every incentive in 2012 (a leadership transition year) to boost growth. However, if they take another course, that could take the luster off Emerging Markets growth, a category we expect to be overall vibrant.

In short, we anticipate 2012 to be as rewarding as 2011 was frustrating. Thank you for your continued interest and support.

Sincerely,

/s/ Kenneth L. Fisher
---------------------
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY. MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THESE RISKS ARE GREATER FOR EMERGING MARKETS. SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 24 developed market country indices. One cannot invest directly in an index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC 02/12


4
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SECTOR BREAKDOWN(1) (UNAUDITED)

                          PURISIMA TOTAL RETURN FUND
          ----------------------------------------------------------
          Energy                                              19.3%
          Information Technology                              17.2%
          Industrials                                         17.1%
          Materials                                           14.2%
          Health Care                                         10.7%
          Consumer Discretionary                               7.6%
          Consumer Staples                                     6.7%
          Financials                                           6.1%
          Telecommunication Services                           1.1%
          Utilities                                            0.0%
          ---------------------------------------------------------
          Total                                              100.0%

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(1) Percentage of Total Investments as of February 29, 2012.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2011 to February 29, 2012, for the Total Return Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                                                               5
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HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Actual     Hypothetical Performance
Purisima Total Return Fund               Performance (5% return before expenses)
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Beginning Account Value (09/01/11)        $1,000.00          $1,000.00
Ending Account Value (02/29/2012)         $1,075.20          $1,018.15
Expenses Paid During Period(1)            $    6.97          $    6.77
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(1)  Expenses are equal to the Fund's expense ratio for the six month period of
     1.35% for the Total Return Fund multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).




6
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

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PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2012 (UNAUDITED)

Shares                                                                  Value
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COMMON STOCKS: 96.08%
Australia: 1.59%
    83,500      BHP Billiton, Ltd.-ADR                             $   6,414,470
                                                                   -------------
Brazil: 1.98%
     3,050      Embraer SA-ADR                                            91,683
     1,255      Petroleo Brasileiro SA-ADR                                37,449
     4,535      Ultrapar Participacoes SA                                102,122
   307,200      Vale SA-ADR                                            7,723,008
                                                                   -------------
                                                                       7,954,262
                                                                   -------------
Canada: 2.02%
   209,800      Cenovus Energy, Incorporated                           8,140,240
                                                                   -------------
Chile: 0.03%
       255      Banco Santander Chile-ADR                                 20,658
     1,425      Sociedad Quimica y Minera De Chile SA-ADR                 84,331
                                                                   -------------
                                                                         104,989
                                                                   -------------
China: 4.22%
    52,000      AAC Technologies Holdings, Inc.                          133,684
   214,750      Agricultural Bank of China, Ltd.                         106,874
   226,000      Anhui Conch Cement Company, Ltd.                         786,725
    57,825      Baidu.com-ADR (a)                                      7,904,677
   249,025      Bank Of China, Ltd.                                      108,520
   129,400      China Construction Bank Corporation                      108,776
   130,000      China Oilfield Services, Ltd. 228,617
    13,200      China Pacific Insurance Group Company, Ltd.               47,567
     2,000      China Petroleum & Chemical Corporation-ADR               226,580
    18,500      China Shenhua Energy Company, Ltd.                        85,509
    23,185      CNOOC, Ltd.-ADR                                        5,250,939
    55,000      Golden Eagle Retail Group, Ltd.                          135,865
   239,000      Industrial & Commercial Bank of China                    175,332
   320,000      Lenovo Group, Ltd.                                       283,438
    27,000      Ping An Insurance Group Company                          236,192
    52,000      Sany Heavy Equipment International
                        Holdings Company, Ltd.                            45,857
   254,000      Shanghai Electric Company, Ltd.                          137,214
   143,800      Weichai Power Company, Ltd.                              793,512
    70,000      Zhuzhou CSR Times Electric Company, Ltd.                 193,136
                                                                   -------------
                                                                      16,989,014
                                                                   -------------

The accompanying notes are an integral part of these financial statements.     7

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Shares                                                                  Value
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 Colombia:0.02%
     1,625      Ecopetrol SA-ADR                                   $      94,559
                                                                   -------------
France: 2.26%
     5,330      LVMH Moet Hennessy Louis Vuitton SA                      896,878
    94,200      Sanofi                                                 6,966,668
    11,400      Technip SA                                             1,244,374
                                                                   -------------
                                                                       9,107,920
                                                                   -------------
Germany: 2.97%
    70,500      BASF SE-ADR                                            6,195,892
    13,800      Daimler AG                                               834,623
    49,500      Siemens AG-ADR                                         4,935,645
                                                                   -------------
                                                                      11,966,160
                                                                   -------------
Hong Kong: 1.15%
    29,850      AIA Group, Ltd.                                          113,147
    28,550      Bank Of East Asia, Ltd.                                  115,029
   114,000      Brilliance China Automotive Holdings, Ltd. (a)           132,722
    11,000      Cheung Kong Holdings, Ltd.                               160,826
   231,300      Cheung Kong Holdings, Ltd.-ADR                         3,358,476
     6,000      China Mobile, Ltd.                                        64,091
    41,625      China Resources Enterprise, Ltd.                         155,902
    46,000      Chow Sang Sang Holdings International, Ltd.              125,732
     6,800      Hong Kong Exchanges and Clearing, Ltd.                   126,773
   548,000      Singamas Container Holdings, Ltd.                        168,861
    46,000      Wynn Macau, Ltd.                                         121,284
                                                                   -------------
                                                                       4,642,843
                                                                   -------------
India: 0.17%
     4,260      HDFC Bank, Ltd.-ADR                                      146,331
     5,330      Larsen & Toubro, Ltd.-GDR                                143,377
     3,275      Reliance Industries, Ltd.-GDR 144A                       107,747
    14,250      Sterlite Industries India, Ltd.-ADR                      141,360
     5,670      Tata Motors, Ltd.-ADR                                    154,791
                                                                   -------------
                                                                         693,606
                                                                   -------------
Indonesia: 0.27%
   260,500      Bank Mandiri Tbk PT                                      186,278
   294,000      Bank Rakyat Tbk PT                                       224,900
   431,400      Bumi Resources Tbk PT                                    117,176
    18,500      Gudang Garam Tbk PT                                      116,394
    53,500      Indocement Tunggal Tbk PT                                103,501
    83,000      Semen Gresik Tbk PT                                      103,520
    70,500      United Tractors Tbk PT                                   226,663
                                                                   -------------
                                                                       1,078,432
                                                                   -------------

8     The accompanying notes are an integral part of these financial statements.

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Shares                                                                  Value
--------------------------------------------------------------------------------

Japan: 2.50%
   646,000      Hitachi, Ltd.                                      $   3,758,864
   135,300      Honda Motor Company, Ltd.-ADR                          5,157,636
    38,500      Komatsu, Ltd.-ADR                                      1,148,455
                                                                   -------------
                                                                      10,064,955
                                                                   -------------
 Malaysia:0.12%
    41,000      CIMB Group Holdings BHD                                   98,000
    40,500      Genting BHD                                              143,315
   163,700      MMC Corporation BHD                                      149,737
    51,500      SapuraCrest Petroleum BHD                                 85,446
                                                                   -------------
                                                                         476,498
                                                                   -------------
Mexico: 1.28%
   171,050      America Movil SA de CV-ADR                             4,094,937
     5,600      Fomento Economico Mexicano SAB de CV                      41,180
    40,824      Grupo Mexico SA de CV                                    128,599
     1,300      Industrias Penoles SA de CV                               64,083
    25,725      Wal-Mart De Mexico SA de CV-ADR                          802,877
                                                                   -------------
                                                                       5,131,676
                                                                   -------------
Netherlands: 1.82%
   219,800      Unilever NV-ADR                                        7,321,538
                                                                   -------------
Poland: 0.02%
     1,675      KGHM Polska Miedz SA                                      79,637
                                                                   -------------
Russian Federation: 0.03%
     2,800      Magnit OJSC-GDR                                           82,516
     2,900      OAO Gazprom-Sponsored ADR                                 38,285
                                                                   -------------
                                                                         120,801
                                                                   -------------
Singapore: 0.05%
    13,000      DBS Group Holdings, Ltd.                                 147,603
    24,000      Singapore Telecommunications, Ltd.                        60,832
                                                                   -------------
                                                                         208,435
                                                                   -------------
South Africa: 0.03%
     3,575      Anglo American Platinum, Ltd.-ADR                         46,225
     1,550      Sasol, Ltd.-ADR                                           82,724
                                                                   -------------
                                                                         128,949
                                                                   -------------
South Korea: 0.72%
       140      Amorepacific Corporation                                 128,396
     5,020      Daewoo Shipbuilding & Marine Engineering
                        Company, Ltd.                                    161,317
       655      Daewoo Shipbuilding & Marine Engineering
                        Company, Ltd.-GDR 144A                            42,075
    10,210      Doosan Infracore Company, Ltd.                           206,714
       665      Honam Petrochemical Corporation                          210,427
     7,640      Hynix Semiconductor Incorporated (a)                     206,242


The accompanying notes are an integral part of these financial statements.     9

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Shares                                                                  Value
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South Korea (continued)
       850      Hyundai Department Store Company, Ltd.             $     126,883
       850      Hyundai Heavy Industries Company, Ltd.                   257,950
     4,350      Hyundai Hysco Company, Ltd.                              148,341
       655      Hyundai Mobis                                            166,864
     2,820      LG Fashion Corporation                                   105,871
     2,195      POSCO-ADR                                                203,037
        85      Samsung Electronics Company, Ltd.                         91,631
        85      Samsung Electronics Company, Ltd.-GDR 144A                45,816
       700      Samsung Engineering Company, Ltd.                        147,981
     2,075      Samsung Securities Company, Ltd.                         112,957
     3,350      Seah Besteel Corporation                                 145,232
     1,590      SK Innovation Company, Ltd.                              263,644
       800      S-Oil Corporation                                         89,745
     1,700      Woori Investment & Securities Corporation, Ltd.           21,350
                                                                   -------------
                                                                       2,882,473
                                                                   -------------
Spain: 0.91%
   440,404      Banco Santander Central Hispano SA-ADR                 3,655,353
                                                                   -------------
Switzerland: 3.69%
   306,000      ABB, Ltd.-ADR                                          6,269,940
   140,350      Nestle SA                                              8,578,927
                                                                   -------------
                                                                      14,848,867
                                                                   -------------
Taiwan: 0.29%
    37,987      Advanced Semiconductor Engineering,
                        Incorporated-ADR                                 185,377
    17,000      Asustek Computer, Incorporated                           159,613
    85,000      Fubon Financial Holdings Company, Ltd.                   100,048
    27,217      Siliconware Precision Industries, Ltd.-ADR               157,042
    11,300      Synnex Technology International Corporation-GDR          114,469
   104,000      Taiwan Semiconductor Manufacturing Corporation, Ltd.     286,923
    98,000      TXC Corporation                                          152,021
                                                                   -------------
                                                                       1,155,493
                                                                   -------------
United Kingdom: 7.25%
   137,800      Angelo American Plc-ADR                                2,914,470
   155,550      GlaxoSmithKline Plc-ADR                                6,892,421
   167,750      Rio Tinto Plc-ADR                                      9,550,007
   268,600      Royal Dutch Shell PLC                                  9,803,481
                                                                   -------------
                                                                      29,160,379
                                                                   -------------
United States: 60.69%
    12,600      Abbott Laboratories                                      713,286
    60,600      Allergan, Incorporated                                 5,429,154
    37,430      Amazon.com, Incorporated (a)                           6,725,797
   122,550      Anadarko Petroleum Corporation                        10,308,906


10    The accompanying notes are an integral part of these financial statements.

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Shares                                                                  Value
--------------------------------------------------------------------------------

United States (continued)
    70,900      Boeing Company                                     $   5,313,955
    54,900      Caterpillar, Incorporated                              6,270,129
    14,700      Cliffs Natural Resources, Incorporated                   933,156
   131,700      Coach, Incorporated                                    9,856,428
    66,900      Deere & Company                                        5,548,017
    98,400      Dover Corporation                                      6,299,568
   337,450      EMC Corporation (a)                                    9,343,991
    62,800      Emerson Electric Company                               3,159,468
    37,700      EOG Resources, Incorporated                            4,292,522
   100,400      Exxon Mobil Corp.                                      8,684,600
    21,520      FMC Technologies, Incorporated (a)                     1,085,254
   212,850      Freeport-McMoRan Copper & Gold, Incorporated           9,058,896
   442,650      General Electric Company                               8,432,483
     9,000      Google, Incorporated-Class A (a)                       5,564,250
    81,600      Halliburton Company                                    2,985,744
    76,000      Honeywell International, Incorporated                  4,527,320
   279,800      Intel Corporation                                      7,521,024
    35,200      International Business Machsines Corporation           6,924,896
   141,800      Johnson & Johnson                                      9,228,344
     9,875      Joy Global, Incorporated                                 858,730
    14,250      Kansas City Southern (a)                                 991,515
   141,400      Medtronic, Incorporated                                5,390,168
   232,000      Microsoft Corporation                                  7,363,680
    49,500      Mosaic Company                                         2,858,625
    87,500      National Oilwell Varco, Incorporated                   7,221,375
    76,400      NetApp, Incorporated (a)                               3,285,200
    66,950      Occidental Petroleum Corporation                       6,987,571
   280,700      Oracle Corporation                                     8,216,089
   335,700      Pfizer, Incorporated                                   7,083,270
    82,000      PNC Financial Services Groups, Incorporated            4,880,640
    82,500      PPG Industrzes, Incorporated                           7,528,125
    58,125      Procter & Gamble Company                               3,924,600
    90,800      Qualcomm, Incorporated                                 5,645,944
   101,100      Schlumberger Ltd.                                      7,846,371
    18,300      T Rowe Price Group, Incorporated                       1,127,097
   133,466      Time Warner, Incorporated                              4,966,270
    34,300      Union Pacific Corporation                              3,781,575
    79,300      United Technologies Corporation                        6,650,891
    87,000      Wal-Mart Stores, Incorporated                          5,139,960
   138,500      Wells Fargo & Company                                  4,333,665
                                                                   -------------
                                                                     244,288,549
                                                                   -------------
TOTAL COMMON STOCKS
  (Cost $324,016,613)                                              $ 386,710,098
                                                                   -------------


The accompanying notes are an integral part of these financial statements.    11

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Shares                                                                  Value
--------------------------------------------------------------------------------

PREFERRED STOCKS: 1.07%
Brazil: 1.07%
   212,134      Banco Bradesco SA                                  $   3,848,111
     2,700      Companhia de Bebidas das Americas
                         (AmBev) - ADR                                   108,027
     1,554      Companhia Energetica de Minas Gerais-ADR                  35,478
     4,830      Gerdau S.A.-ADR                                           50,232
     5,825      Itau Unibanco Holding SA-ADR                             122,616
     6,100      Vale SA-ADR                                              149,938
                                                                   -------------
                                                                       4,314,402
                                                                   -------------
TOTAL PREFERRED STOCKS
         (Cost $4,921,177)                                         $   4,314,402
                                                                   -------------
EXCHANGE TRADED FUNDS: 2.03%
   203,300      iShares FTSE China 25 Index Fund                       8,186,891
                                                                   -------------
TOTAL EXCHANGE TRADED FUNDS
         (Cost $203,300)                                           $   8,186,891
                                                                   -------------
MUTUAL FUNDS: 0.47%
 1,907,732      SEI Daily Income Trust Government Fund                 1,907,732
                                                                   -------------
TOTAL MUTUAL FUNDS
         (Cost $1,907,732)                                         $   1,907,732
                                                                   -------------
TOTAL INVESTMENTS
         (Cost $337,991,349): 99.65%                                 401,119,123
Other Assets in Excess of Liabilities: 0.35%                           1,391,555
                                                                   -------------
TOTAL NET ASSETS: 100.0%                                           $ 402,510,678
                                                                   =============

--------

ADR - American Depositary Receipt.
GDR - Global Depository Receipt.
(a) Non Income Producing.


12    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Industry                                                        % of Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                              13.59%
Metals & Mining                                                           9.38%
Pharmaceuticals                                                           9.02%
Machinery                                                                 5.47%
Energy Equipment & Services                                               5.14%
Commercial Banks 4.54%
Chemicals                                                                 4.19%
Aerospace & Defense                                                       4.12%
Food Products                                                             3.95%
Software 3.87%
Industrial Conglomerates                                                  3.36%
Internet Software & Services                                              3.35%
Computers & Peripherals                                                   3.25%
Textiles, Apparel & Luxury Goo                                            2.70%
Electrical Equipment                                                      2.42%
Semiconductors & Semiconductor Equipment                                  2.11%
IT Services                                                               1.72%
Internet & Catalog Retail 1.67%
Automobiles                                                               1.56%
Food & Staples Retailing                                                  1.54%
Communications Equipment                                                  1.44%
Health Care Equipment & Supplies                                          1.34%
Media                                                                     1.23%
Road & Rail                                                               1.19%
Wireless Telecommunication Services                                       1.03%
Electronic Equipment, Instruments 1.00%
Household Products                                                        0.97%
Real Estate Management & Development                                      0.87%
Capital Markets                                                           0.31%
Construction Materials                                                    0.25%
Insurance                                                                 0.10%
Construction & Engineering                                                0.07%
Hotels Restaurants & Leisure                                              0.07%
Multiline Retail 0.07%
Diversified Financial Services                                            0.06%
Auto Components                                                           0.04%
Beverages                                                                 0.04%
Personal Products                                                         0.03%
Specialty Retail 0.03%
Tobacco                                                                   0.03%
Diversified Telecommunication                                             0.02%
Electric Utilities                                                        0.01%
                                                                        -------
         TOTAL INVESTMENT IN SECURITIES                                  97.15%
Cash Equivalent                                                           2.50%
Other Assets in Excess of Liabilities                                     0.35%
                                                                        -------
TOTAL NET ASSETS                                                         100.0%
                                                                        =======

The accompanying notes are an integral part of these financial statements.    13

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2012 (UNAUDITED)

ASSETS:
         Investments at value (cost $337,991,349)                 $401,119,123
         Receivables:
                 Interest and dividends receivable                   1,795,080
                 Receivable for Fund shares sold                       172,655
                 Receivable for foreign currency                        29,335
                 Receivable for investments sold                        19,484
         Prepaid expenses                                               65,884
                                                                  ------------
         Total Assets                                              403,201,561
                                                                  ------------

LIABILITIES:
         Payable for investments purchased                              29,333
         Payable for fund shares redeemed                               60,975
         Payable for foreign currency                                   29,502
         Payable to the Adviser (Note 3)                               318,988
         Accrued distribution fees (Note 4)                            108,361
         Accrued fund administration, fund accounting,
                 transfer agent and custody fees                       116,388
         Accrued expenses                                               27,336
                                                                  ------------
         Total Liabilities                                             690,883
                                                                  ------------
NET ASSETS                                                        $402,510,678
                                                                  ============
Number of shares issued and outstanding
        (unlimited shares authorized, $0.01 par value)              19,827,980
                                                                  ============
Net asset value, redemption price and offering price per share    $      20.30
                                                                  ============
COMPONENTS OF NET ASSETS
         Paid-in capital                                          $351,312,715
         Undistributed net investment income                         1,663,009
         Accumulated net realized loss on investments              (13,636,484)
         Net unrealized appreciation/depreciation on:
                 Investments                                        63,127,774
                 Foreign currency                                       43,664
                                                                  ------------
         Net assets                                               $402,510,678
                                                                  ============


14    The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)

INVESTMENT INCOME
         Dividend income(1)                                        $ 4,206,747
         Interest income                                                   344
                                                                   -----------
         Total Investment Income                                     4,207,091
                                                                   -----------
EXPENSES
         Investment advisory fees (Note 3)                           1,885,371
         Distribution fees (Note 4)                                    169,683
         Administration fees (Note 3)                                  143,995
         Transfer agent fees                                            96,007
         Fund accounting fees                                           54,876
         Custody fees                                                   52,019
         Miscellaneous expenses                                         49,250
         Legal fees                                                     31,562
         Audit fees                                                     22,927
         Registration fees                                              14,197
         Reports to shareholders                                        13,026
         Trustees fees                                                  11,134
                                                                   -----------
         Total expenses                                              2,544,047
                                                                   -----------
                Net investment income                                1,663,044
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
         Net realized gain (loss) on:
                 Investments                                         3,865,344
                 Foreign currency translation                          (14,912)
         Change in net unrealized appreciation/depreciation on:
                 Investments                                        22,656,940
                 Foreign currency                                      (45,392)
                                                                   -----------
        Net realized and unrealized gain on investments
                and foreign currency                                26,461,980
                                                                   -----------
          Net increase in net assets resulting from operations     $28,125,024
                                                                   ===========

-------
(1) Net of $162,385 in foreign withholding taxes.


The accompanying notes are an integral part of these financial statements.    15


--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED  YEAR ENDED
                                                                    FEBRUARY 29,   AUGUST 31,
                                                                        2012           2011
                                                                 ----------------  -----------
                                                                     (UNAUDITED)

OPERATIONS
         Net investment income                                      $  1,663,044   $  3,804,262
         Net realized gain (loss) on:
                 Investments                                           3,865,344     15,701,200
                 Foreign currency translation                            (14,912)         2,731
         Change in net unrealized appreciation/depreciation on:
                 Investments                                          22,656,940     46,327,744
                 Foreign currency                                        (45,392)        72,467
                                                                    ------------   ------------
              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    28,125,024     65,908,404
                                                                    ------------   ------------
DISTRIBUTION TO SHAREHOLDERS
         From net investment income                                   (3,796,140)    (2,869,875)
                                                                    ------------   ------------
                NET DECREASE IN NET ASSETS RESULTING
                        FROM DISTRIBUTIONS PAID                       (3,796,140)    (2,869,875)
                                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS
         Proceeds from shares sold                                    16,763,037     50,178,081
         Proceeds from reinvestment of distributions                   3,570,973      2,743,371
         Cost of shares redeemed                                     (30,867,137)   (70,488,567)
                                                                    ------------   ------------
                 NET DECREASE FROM CAPITAL SHARE TRANSACTIONS        (10,533,127)   (17,567,115)
                                                                    ------------   ------------
                         TOTAL INCREASE IN NET ASSETS                 13,795,757     45,471,414
                                                                    ------------   ------------
NET ASSETS
Beginning of period                                                  388,714,921    343,243,507
                                                                    ------------   ------------
End of period (includes undistributed net investment
        income of $1,663,009 and $3,796,105 respectively)           $402,510,678   $388,714,921
                                                                    ============   ============
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period                               20,373,549     21,261,151
                                                                    ------------   ------------
Shares sold                                                              894,759      2,506,283
Shares issued on reinvestment of distributions                           199,051        138,484
Shares redeemed                                                       (1,639,379)    (3,532,369)
                                                                    ------------   ------------
Net decrease in capital shares                                          (545,569)      (887,602)
                                                                    ------------   ------------
Shares Outstanding, end of period                                     19,827,980     20,373,549
                                                                    ============   ============


16    The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                                                                 YEAR ENDED AUGUST 31,
                                                    SIX MONTHS ENDED ----------------------------------------------
                                                     FEB. 29, 2012++  2011     2010     2009       2008       2007
                                                    ---------------------------------------------------------------
Net asset value, beginning of period                      $19.08     $16.14   $16.24   $20.25     $24.79     $21.51
                                                          ------     ------   ------   ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.09       0.20     0.14     0.19       0.15       0.09
  Net realized and unrealized gain (loss) on investments    1.32       2.88    (0.06)   (3.79)     (2.82)      3.27
                                                          ------     ------   ------   ------     ------     ------
Total from investment operations                            1.14       3.08     0.08    (3.60)     (2.67)      3.36
                                                          ------     ------   ------   ------     ------     ------
Less distributions:
  From net investment income                               (0.19)     (0.14)   (0.17)   (0.12)     (0.07)     (0.08)
  From net realized gain                                    --         0.00    (0.01)   (0.29)     (1.80)      --
                                                          ------     ------   ------   ------     ------     ------
Total distributions                                        (0.19)     (0.14)   (0.18)   (0.41)     (1.87)     (0.08)
                                                          ------     ------   ------   ------     ------     ------
Net asset value, end of period                            $20.30     $19.08   $16.14   $16.24     $20.25     $24.79
                                                          ======     ======   ======   ======     ======     ======
Total return                                                7.52%**   19.05%    0.42%   (17.37%)   (11.75%)   15.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                      $402.5     $388.7   $343.2   $361.4     $455.6     $465.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed or recouped        1.35%*     1.34%    1.35%    1.51%      1.41%      1.39%
After fees waived and expenses absorbed or recouped         1.35%*     1.34%    1.36%    1.50%      1.41%      1.39%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS#       0.88%*     0.92%    0.75%    1.37%      0.61%      0.37%
Portfolio turnover rate                                    16.17%**   35.06%   10.82%   22.04%     62.96%     16.38%

-------
*  Annualized.
** Not annualized.
++ Unaudited.
#  Net of fees waived.

The accompanying notes are an integral part of these financial statements.    17

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2012 (UNAUDITED)

NOTE 1-ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows:

The Total Return Fund is a diversified fund and seeks a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III)

--------------------------------------------------------------------------------

          an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

     B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

          The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

          Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     C. FEDERAL INCOME AND EXCISE TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

          The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund's 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

--------------------------------------------------------------------------------

     E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     G. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

          The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     H. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications are primarily related to gains or losses on foreign currency and foreign tax gains and have no effect on net assets or net asset value per share. For the year ended August 31, 2011, the Total Return Fund increased accumulated undistributed net investment income by $148, and increased accumulated net realized loss on investments by $148.

     I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

     J. LINE OF CREDIT. The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly. There were no borrowings for the six months ended Fegruary 29, 2012.

--------------------------------------------------------------------------------

NOTE 3-COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE
       PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short, acquired fund fees, and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses in place at the time the expenses were waived. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 29, 2012, the Advisor had previously recouped all fees previously waived and expenses absorbed from the Total Return Fund.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. For the six months ended February 29, 2012, Purisima Total Return Fund paid USBFS $143,995 for services rendered in its capacity as the Trust's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A. and USBFS, serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

NOTE 4-SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers,

--------------------------------------------------------------------------------

intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 29, 2012, the Fund incurred $169,683 in distribution fees. Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A. and USBFS, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5-INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 29, 2012 were as follows:

               Fund                  Purchases              Sales
              ------                 ---------              -----
         Total Return Fund          $61,338,705          $74,662,216

NOTE 6-FAIR VALUE OF FINANCIAL INSTRUMENTS

On January 21, 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair Value Measurements. ASU No. 2010-06 amends FASB Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level
2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

     Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

     Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

--------------------------------------------------------------------------------

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions, based on the best information available, about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2012 for the Fund's assets and liabilities measured at fair value:

DESCRIPTION                LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
--------------------------------------------------------------------------------
EQUITY
Common Stocks             $386,508,410     $201,688      $  --     $386,710,098
--------------------------------------------------------------------------------
Preferred Stocks             4,314,402         --           --        4,314,402
--------------------------------------------------------------------------------
Exchange Traded Funds        8,186,891         --           --        8,186,891
--------------------------------------------------------------------------------
TOTAL EQUITY               399,009,703      201,688         --      399,211,391
--------------------------------------------------------------------------------
SHORT-TERM                   1,907,732         --           --        1,907,732
 INVESTMENTS
--------------------------------------------------------------------------------
TOTAL                     $400,917,435     $201,688      $  --     $401,119,123
 INVESTMENTS IN
 SECURITIES*
================================================================================
*    Please refer to the Schedule of Investments for country breakdown.
     (1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following countries:
     South Korea      $   42,075
     Taiwan           $  159,613
                      ----------
                      $  201,688

There were no significant transfers between Level 1 and Level 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the six months ended February 29, 2012.

NOTE 7-FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the

--------------------------------------------------------------------------------

realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2011, the Fund's most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

                                                     TOTAL RETURN
                                                     ------------
Cost of investments for tax purposes                 $347,289,224
                                                     ============
Gross tax unrealized appreciation                    $ 67,573,720
Gross tax unrealized depreciation                     (27,476,132)
Net unrealized currency appreciation                       89,056
                                                     ------------
Net tax unrealized appreciation                        40,186,644
                                                     ------------
Undistributed ordinary income                           3,796,105
Undistributed long-term capital gains                          --
                                                     ------------
Total distributable earnings                            3,796,105
                                                     ------------
Other accumulated loss                                (17,113,670)
                                                     ------------
Total accumulated gain                               $ 26,869,079
                                                     ============

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2011, the Fund has $17,113,670 of capital loss carryover which expires August 31, 2018.

The tax character of distributions paid during the six months ended February 29, 2012 and the fiscal year ended August 31, 2011 were as follows:

                                 ORDINARY              LONG TERM
                                  INCOME             CAPITAL GAINS
                              -------------         ---------------
     Total Return Fund
         2/29/2012            $   3,796,105             $   --
         8/31/2011            $   2,869,875             $   --

NOTE 8-SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

--------------------------------------------------------------------------------

NOTE 9-NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 20, 2011, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the Total Return Fund for the one-year period commencing November 1, 2011. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser. Extensive information was provided to the Board in response to a detailed request for information sent to the Adviser by legal counsel to the Fund. That information included reports on the financial condition of the Adviser, the services, operations and personnel of the Adviser, compliance procedures, investment performance, brokerage and portfolio transactions, distribution and marketing plans and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, as well as advisory fee and expense comparisons. The Board's Independent Trustees met separately to discuss the various factors summarized below.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

     1.   NATURE, EXTENT AND QUALITY OF SERVICES

          The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel, especially the Adviser's Investment Policy Committee and personnel who directly support the Fund; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that the Adviser had maintained the quality of services provided to the Fund despite the continued relatively small share of the Adviser's assets under management represented by the Fund, typically around one percent.

--------------------------------------------------------------------------------

          OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

          The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders.

     2.   INVESTMENT PERFORMANCE

          The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with various independent securities price indexes (the Standard & Poor's 500 Stock Price Index, the Morgan Stanley Capital Institutional World Index and the Morgan Stanley Capital International EAFE Index) and mutual fund peer groups objectively compiled using data from Morningstar, Inc., and noted the performance of the Fund during various periods compared to those indexes and peer groups. The Board noted the wide range of funds and strategies against which the Fund was being compared. The Board found that for three, five and ten year periods, the Fund's performance was below the median, but equal to the median for the one-year period. The Board will continue to monitor performance in light of improved relative performance over the most recent period, but also understands the challenges of market conditions experienced in 2008 and 2009, which have continued to significantly impact the Fund's relative performance for periods that include those years.

          The Board concluded that the Adviser's services to the Fund have provided some value compared to the lowest performing funds in the peer group for certain periods, and have generated a positive return for the period since inception. The Board also continues to see value in the Adviser's services and the potential for improvement of relative performance for future periods.

     3.   ADVISORY FEES AND TOTAL EXPENSES

          The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees were 0.15% above the median fees and total expenses were slightly below the median expense levels of the comparable funds in the peer group. The Board noted that the Fund has operated below its expense limit in some recent fiscal periods. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund compared to the Adviser's private clients. The Board considered as part of a detailed comparison the extra burden of administration, public reporting, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective mutual fund peer groups provided a better comparison and it found the Fund's fees reasonable.

--------------------------------------------------------------------------------

     4.   ADVISER, COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

          The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's past waiver of fees in respect of the Fund, and the Fund's ability to benefit from the much larger scale of the Adviser's business for other clients. The Board received an oral presentation from the Adviser on its overall level of profitability and specifically with respect to the Fund, and acknowledged the limited usefulness of the information given the Fund's relatively small size compared to the rest of the Adviser's assets under management and the reasonability of the Fund's fees and expenses. The Board concluded that the Fund's cost structure is reasonable.

     5.   ANCILLARY BENEFITS

          The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

     6.   CONCLUSIONS

          Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address,                      Position(s) Held
Date of Birth                       with Trust          Year Elected(1)
--------------------------------------------------------------------------------

Kenneth L. Fisher* (born 1950)      President           1996
13100 Skyline Blvd.
Woodside, CA 94062


--------------------------------------------------------------------------------

Pierson E. Clair III (born 1948)    Trustee             1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

Scott LeFevre (born 1957)           Trustee             2001
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (born 1948)  Trustee             2003
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Bryan F. Morse (born 1952)          Trustee             1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Grover T. Wickersham (born 1949)    Trustee             1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                             Number of
                                             Portfolios in
                                             Fund Complex  Other
Principal Occupation(s)                      Overseen by   Directorships
During Past Five Years                       Director      Held
--------------------------------------------------------------------------------
Chief Executive Officer and majority         N/A           None
shareholder of Fisher Investments, Inc.,
the sole shareholder of the Adviser,
and has served in such capacities
since the incorporation of the Adviser
in 1986. Prior thereto, he was the founder
of Fisher Investments, a sole
proprietorship which commenced operations in
1979.
--------------------------------------------------------------------------------
President and Chief Executive Officer of     2             Signature
Brown & Haley since 1998 (fine                             Foods, Inc.
confectioners); Vice President of Blummer
Chocolate Company from 1980 to 1997, where
he had been employed since 1970.
--------------------------------------------------------------------------------
Sole proprietor of LeFevre Capital           2             None
Management, a registered investment adviser.
--------------------------------------------------------------------------------
Executive Director of the law firm of        2             Diablo Valley
Berding & Weil, LLP since 1990.                            Bank; East
                                                           Bay BOMA.
--------------------------------------------------------------------------------
Retired. Prior to retirement, sole           2             None
proprietor of Bryan F. Morse, RIA, a
registered investment adviser from 1990 to 2011.
--------------------------------------------------------------------------------
Attorney in private practice in Palo Alto,   2             None
California. Prior to entering private
practice in June of 1981, served as a
Branch Chief of the Los Angeles Regional
Office of the U.S. Securities
and Exchange Commission.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 Position(s) Held
Name, Address, Age               with Trust               Year Elected(1)
--------------------------------------------------------------------------------
Tom Fishel (born 1960)           Vice President           2005
13100 Skyline Blvd.              and Chief
Woodside, CA 94062               Compliance
                                 Officer
--------------------------------------------------------------------------------
Katherine Taylor (born 1966)     Treasurer                2011
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Nicole Gerrard Lightner          Secretary                2011
(born 1970)
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------

--------

(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
* "Interested person" of the Trust, as defined in the 1940 Act.

--------------------------------------------------------------------------------

          Principal Occupation(s)
          During Past Five Years
--------------------------------------------------------------------------------
Chief Compliance Officer of the
Adviser. Vice President of Charles
Schwab & Co., Inc. from 1995 to 2004,
where he had been employed since 1983.
--------------------------------------------------------------------------------
Group Vice President of Finance and Treasurer
of the Advisor where she  has been employed since 2003.
--------------------------------------------------------------------------------
In-house legal counsel for the Adviser since 2006 and
Secretary of the Adviser since 2008. Prior to joining the
Adviser, she was an attorney at Paul Hastings
LLP from 2000-2006 and at a Canadian law firm from 1998-2000.
--------------------------------------------------------------------------------

PRIVACY NOTICE
--------------------------------------------------------------------------------
FACTS                                WHAT DOES THE PURISIMA FUNDS DO
                                     WITH YOUR PERSONAL INFORMATION?
--------------------------------------------------------------------------------
WHY?                                 Financial companies choose how
                                     they share your personal
                                     information. Federal law gives
                                     consumers the right to limit some
                                     but not all sharing. Federal law
                                     also requires us to tell you how
                                     we collect, share, and protect
                                     your personal information. Please
                                     read this notice carefully to
                                     understand what we do.
--------------------------------------------------------------------------------
WHAT?                                The types of personal information
                                     we collect and share depend on
                                     the product or service you have
                                     with us. This information can
                                     include:
                                     o Social Security number and
                                     payment history
                                     o Account balances and account
                                     transactions
                                     o Assets and transaction history
                                     When you are no longer our
                                     customer, we continue to share
                                     your information as described in
                                     this notice.
--------------------------------------------------------------------------------
HOW?                                 All financial companies need to
                                     share customers' personal
                                     information to run their everyday
                                     business. In the section below,
                                     we list the reasons financial
                                     companies can share their
                                     customers' personal information;
                                     the reasons The Purisima Funds
                                     chooses to share; and whether you
                                     can limit this sharing.
--------------------------------------------------------------------------------

                            DOES THE PURISIMA     CAN YOU LIMIT THIS
REASONS WE CAN SHARE          FUNDS SHARE?             SHARING?
YOUR PERSONAL
INFORMATION
--------------------------------------------------------------------------------
FOR OUR EVERYDAY                   Yes                    No
BUSINESS PURPOSES -such
as to process your
transactions, maintain
your account(s), respond
to court orders and
legal investigations, or
report to credit bureaus
--------------------------------------------------------------------------------
FOR OUR MARKETING                  Yes                    No
PURPOSES - to offer our
products and services to
you
--------------------------------------------------------------------------------
FOR JOINT MARKETING WITH           No                     No
OTHER FINANCIAL
COMPANIES
--------------------------------------------------------------------------------
FOR OUR AFFILIATES'                Yes                    No
EVERYDAY BUSINESS
PURPOSES -information
about your transactions
and experiences
--------------------------------------------------------------------------------
FOR OUR AFFILIATES'                No                     No
EVERYDAY BUSINESS
PURPOSES -information
about your
creditworthiness
--------------------------------------------------------------------------------
FOR NONAFFILIATES TO               No                     No
MARKET TO YOU
--------------------------------------------------------------------------------
QUESTIONS?       Call 1-800-550-1071
--------------------------------------------------------------------------------
WHO WE ARE
Who is providing this notice?           The Purisima Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT WE DO
--------------------------------------------------------------------------------
How does The Purisima Funds           To protect your personal information from
protect my personal information?      unauthorized access and use, we use
                                      security measures that comply with federal
                                      law. These measures include computer
                                      safeguards and secured files and
                                      buildings. The Purisima Funds has adopted
                                      internal policies to protect your
                                      non-public personal information.
--------------------------------------------------------------------------------
How does The Purisima Funds collect   We collect your personal information, for
my personal information?              example, when you
                                           o  Open an account or provide account
                                              information
                                           o  Make deposits or withdrawals from
                                              your account or make a wire
                                              transfer
                                           o  Give us your contact information
                                      We also collect your personal information
                                      from others, such as credit bureaus,
                                      affiliates, or other companies.
--------------------------------------------------------------------------------
Why can't I limit all sharing?        Federal law gives you the right to limit
                                      only
                                           o  sharing for affiliates' everyday
                                              business purposes-information
                                              about your creditworthiness
                                           o  affiliates from using your
                                              information to market to you
                                           o  sharing for nonaffiliates to
                                              market to you
                                      State laws and individual companies may
                                      give you additional rights to limit
                                      sharing.
--------------------------------------------------------------------------------
DEFINITIONS
--------------------------------------------------------------------------------
AFFILIATES                            Companies related by common ownership or
                                      control. They can be financial and
                                      nonfinancial companies.
                                           o  Our affiliate is Fisher
                                              Investments.
--------------------------------------------------------------------------------
NONAFFILIATES                         Companies not related by common ownership
                                      or control. They can be financial and
                                      nonfinancial companies.
                                           o  The Purisima Funds does not share
                                              with nonaffiliates so they can
                                              market to you.
--------------------------------------------------------------------------------
JOINT MARKETING                       A formal agreement between nonaffiliated
                                      financial companies that together market
                                      financial products or services to you.
                                           o  The Purisima Funds does not
                                              jointly market.
--------------------------------------------------------------------------------
OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------
This privacy notice applies to individual consumers who are customers or former customers. This privacy notice replaces all previous notices of our consumer privacy policy, and may be amended at any time. We will keep you informed of changes or amendments as required by law.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


The Purisima Funds
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT (UNAUDITED)
FEBRUARY 29, 2012
The Purisima All-Purpose Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

A Letter to Our Shareholders                                                   1
Expense Example                                                                2
Schedule of Investments                                                        4
Sector Breakdown                                                               5
Statement of Assets and Liabilities                                            6
Statement of Operations                                                        7
Statement of Changes in Net Assets                                             8
Financial Highlights                                                           9
Notes to Financial Statements                                                 10
Other Information                                                             18
Trustees and Officer Information                                              22
Privacy Notice                                                                24

A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima All-Purpose Fund for the 6-month period ending February 29, 2012. The Fund seeks to provide protection against declines in the value of the US and foreign equity markets. During the period, the Fund was primarily invested in US government securities and cash.

Thank you for your continued interest and support.

Sincerely,




Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC. 02/12

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2011 to February 29, 2012 for the Purisima All-Purpose Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND            ACTUAL           HYPOTHETICAL PERFORMANCE
(Inception date: 11/01/2005)       PERFORMANCE       (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------

Beginning Account Value (09/01/11)  $1,000.00               $1,000.00

Ending Account Value (02/29/12)       $992.90               $1,017.40

Expenses Paid During Period (1)         $7.43                   $7.52
--------------------------------------------------------------------------------



(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PURISIMA ALL-PURPOSE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2012 (UNAUDITED)


PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

U.S. NOTES - 61.5%
        30,000  Treasury Notes 1.125%, 12/15/2012                      $ 30,226
                                                                       ---------
TOTAL U.S. TREASURY NOTES
  (Cost $30,239)                                                         30,226
                                                                       ---------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS -  29.7%
        14,575  SEI Daily Income Trust Government Fund                   14,575
                                                                       ---------
TOTAL MUTUAL FUNDS
  (Cost $14,575)                                                         14,575
                                                                       ---------
TOTAL INVESTMENTS
  (Cost $44,814) - 91.2%                                                 44,801
Other Assets in Excess of Liabilities - 8.8%                              4,334
                                                                       ---------
TOTAL NET ASSETS - 100%                                                $ 49,135
                                                                       =========

SECTOR BREAKDOWN(1) (UNAUDITED)

                           PURISIMA ALL-PURPOSE FUND
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                67.5%
Mutual Funds                                                             32.5%
--------------------------------------------------------------------------------
Total                                                                   100.0%

(1) Percentage of Total Investments as of February 29, 2012

PURISIMA ALL-PURPOSE FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at cost                                   $44,814
                                                                       =======
  Investments in securities, at value                                  $44,801
  Dividends and interest receivable                                         71
  Due from Adviser (Note 3)                                             12,014
  Prepaid expenses                                                      10,969
                                                                       -------
   Total Assets                                                         67,855
                                                                       -------
LIABILITIES
  Accrued administration fees (Note 3)                                   6,576
  Accrued audit fees                                                     5,949
  Accrued transfer agent fees                                            2,486
  Other accrued expenses                                                 3,709
                                                                       -------
  Total Liabilities                                                     18,720
                                                                       -------
NET ASSETS                                                             $49,135
                                                                       =======
  Number of shares issued and outstanding
   (unlimited shares authorized, $0.01 par value)                        5,041
                                                                       =======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER SHARE                                                              $  9.75
                                                                       =======
COMPONENTS OF NET ASSETS
  Paid-in capital                                                      $50,497
  Accumulated net investment loss                                       (1,350)
  Accumulated net realized gain on investments                               1
  Net unrealized appreciation/depreciation on investments                  (13)
                                                                       -------
  Net assets                                                           $49,135
                                                                       =======


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PURISIMA ALL-PURPOSE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                                                     $     29
                                                                      --------
  Total investment income                                                   29
                                                                      --------
EXPENSES:
  Administration fees                                                   19,746
  Fund accounting fees                                                  19,173
  Trustees' fees                                                        11,157
  Registration fees                                                     12,154
  Transfer agent fees                                                    7,491
  Audit fees                                                             5,949
  Reports to shareholders                                                1,861
  Custody fees                                                           1,496
  Miscellaneous                                                            299
  Advisory fees                                                            245
  Legal fees                                                                 4
                                                                      --------
   Total expenses                                                       79,575
   Less: Expenses waived and reimbursed by Adviser (Note 3)            (79,207)
                                                                      --------
   Net expenses                                                            368
                                                                      --------
NET INVESTMENT LOSS                                                       (339)
                                                                      --------
UNREALIZED LOSS ON INVESTMENTS
  Change in net unrealized appreciation/depreciation on investments        (29)
                                                                      --------
   Net unrealized loss on investments                                      (29)
                                                                      --------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   (368)
                                                                      ========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PURISIMA ALL-PURPOSE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED      YEAR ENDED
                                                        FEBRUARY 29,  AUGUST 31,
                                                           2012          2011
                                                        ------------  ----------
                                                         (UNAUDITED)
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss                                     $   (339)    $   (526)
  Change in net unrealized appreciation/depreciation
   on investments                                              (29)        (129)
                                                          --------     --------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       (368)        (655)
                                                          --------     --------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                  --           --
  From net realized gains from investments                    --           --
                                                          --------     --------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        --           --
                                                          --------     --------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from
  net change in outstanding shares (a)                        --           --
                                                          --------     --------
        TOTAL DECREASE IN NET ASSETS                          (368)        (655)
                                                          --------     --------
NET ASSETS
  Beginning of period                                       49,503       50,158
                                                          --------     --------
  END OF PERIOD                                           $ 49,135     $ 49,503
                                                          ========     ========
Undistributed net investment income (loss)                $ (1,350)    $ (1,011)
                                                          ========     ========


(a) A summary of capital share transactions is as follows:

                                      SIX MONTHS ENDED           YEAR ENDED
                                     FEBRUARY 29, 2012        AUGUST 31, 2011
                                     -----------------        ---------------
                                      SHARES    VALUE         SHARES    VALUE
                                     -------   -------        -------  -------
Shares sold                              7       $ 70           --      $ --
Shares issued on reinvestment
  of distributions                      --         --            0          0
Shares redeemed                         (7)       (70)          --         --
                                     -------   -------        -------  -------
Net increase                            --       $ --            0       $ --
                                     =======   =======        =======  =======



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PURISIMA ALL-PURPOSE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                         FOR THE      FOR THE    FOR THE    FOR THE  FOR THE   FOR THE
                                        SIX MONTHS     YEAR        YEAR       YEAR     YEAR      YEAR
                                          ENDED        ENDED       ENDED      ENDED    ENDED     ENDED
                                       FEBRUARY 29,  AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31,
                                           2012++       2011        2010      2009       2008      2007
                                       ---------------------------------------------------------------------

Net asset value,
  beginning of period                     $ 9.82       $ 9.95     $10.19     $10.27   $10.47   $10.50
                                          ------       ------     ------     ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (0.07)       (0.10)     (0.10)      0.19     0.46     0.69
Net realized and unrealized gain
  (loss) on investments                    (0.01)       (0.03)      --         0.08    (0.03)    0.04
                                          ------       ------     ------     ------   ------   ------
Total income (loss)
  from investment operations               (0.08)       (0.13)     (0.10)      0.27     0.43     0.73
                                          ------       ------     ------     ------   ------   ------
LESS DISTRIBUTIONS:
From net investment income                  0.00         0.00      (0.14)     (0.35)   (0.63)   (0.76)
From net realized gain
  on investments                            --           --         --       -***       --       --
                                          ------       ------     ------     ------   ------   ------
Total distributions                         --           --        (0.14)     (0.35)   (0.63)   (0.76)
                                          ------       ------     ------     ------   ------   ------
Net asset value, end of period            $ 9.74       $ 9.82     $ 9.95     $10.19   $10.27   $10.47
                                          ======       ======     ======     ======   ======   ======
Total return                                (0.71%)**    (1.31%)    (0.96%)    2.71%    4.31%    7.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $ 49.1       $ 49.5     $ 50.2     $ 50.7   $ 29.5   $ 28.3
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived                        323.48%*     304.53%    294.12%    357.92%  500.20%  545.57%
After fees waived                           1.50%*       1.50%      1.50%      1.50%    1.50%    1.50%
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS #                     (1.38%)*     (1.06%)    (0.96%)    2.28%    4.44%    6.66%
Portfolio turnover rate                     0.00%**      0.00%      0.00%      0.00%    0.00%    0.00%

-------
# Net of fees waived.
* Annualized.
** Not annualized.
*** Amount represents less than $0.01 per share.
++ Unaudited




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PURISIMA ALL-PURPOSE FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2012

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in a series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities. From its inception through February 29, 2012, the Fund has invested exclusively in money-market instruments.

For the six months ended February 29, 2012, the All Purpose Fund invested 32.5% of its assets in the SEI Daily Income Trust Government Fund. The SEI Daily Income Trust Government invests in U.S. Government securities. The Financial Statements of the SEI Daily Income Trust Government Fund, including disclosure of the risks, performance, expenses or other information is available through the SEC website at http://www.sec.gov.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of

                           PURISIMA ALL-PURPOSE FUND

          restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

     B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

          The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

          Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     C. FEDERAL INCOME AND EXCISE TAXES. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

          In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

          The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on

                           PURISIMA ALL-PURPOSE FUND

          returns filed for open tax years (2008 - 2010), or expected to be taken in the Fund's 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

     D. SECURITY TRANSACTIONS, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

     E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     G. OPTIONS. EXCHANGE traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

          Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are included in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At February 29, 2012, the Fund had no options outstanding.

     H. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, they are

                           PURISIMA ALL-PURPOSE FUND

          obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

          The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER
         SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 29, 2012, the Fund paid the Adviser $245.

As of February 29, 2012, the Adviser has reimbursed the Fund $79,207 to limit its total expenses to not more than 1.50% of the average daily net assets.

At February 29, 2012 the Adviser may recapture a portion of the following amounts that have been paid and/or waived on behalf of the Fund no later than the date as stated below:

                           PURISIMA ALL-PURPOSE FUND

Fund               August 31,      August 31,      August 31,      August 31,
                      2012           2013             2014           2015
--------------------------------------------------------------------------------
All-Purpose Fund   $ 148,806       $ 147,529       $ 151,032       $ 79,207

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the six month ended February 29, 2012, the Fund paid USBFS $19,746 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A. and USBFS, serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 29, 2012, the Fund did not utilize the Plan.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended February 29, 2012, were as follows:

        FUND                             PURCHASES                       SALES
        ----------------------------------------------------------------------
        Purisima All-Purpose Fund           $0                            $0

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

On January 21, 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair Value Measurements. ASU No. 201006 amends FASB Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level
2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers; and iii) purchases, sales, issuances and

                           PURISIMA ALL-PURPOSE FUND

from transfers in) as well as the reason(s) for the transfers; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each

Fund's investments and are summarized in the following fair value hierarchy:
     Level 1 - Quoted prices in active markets for identical securities Level 2 - Evaluated prices based on other significant observable inputs
          (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices).
     Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2012 for the Fund's assets and liabilities measured at fair value:

                           PURISIMA ALL-PURPOSE FUND

Description          Level 1         Level 2         Level 3         Total
--------------------------------------------------------------------------------
Fixed Income
 U.S. Treasury Notes $  --          $ 30,266         $  --         $ 30,266
--------------------------------------------------------------------------------
Total Fixed Income      --            30,266            --           30,266
Short-Term
  Investments        14,575              --             --           14,575
--------------------------------------------------------------------------------
Total Investments
  in Securities     $ 14,575       $ 30,266          $  --         $ 44,801
--------------------------------------------------------------------------------

There were no significant transfers between level 1 & 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any level 3 securities during the six months ended February 29, 2012.

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences, if any, are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes. For the year ended August 31, 2011, the All Purpose Fund decreased accumulated net investment loss by $526, and decreased accumulated net realized gain on investments and paid-in capital by $1 and $525, respectively.

As of August 31, 2011, the Fund's most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

                                               All-Purpose
                                               -----------
Cost of investments for tax purposes            $ 48,826
                                                ========
Gross tax unrealized appreciation               $     16
Gross tax unrealized depreciation                     --
                                                --------
Net tax unrealized appreciation                 $     16
                                                ========
Undistributed long-term gains                   $     --
                                                --------
Total accumulated earnings                      $     16
                                                ========

The tax character of distributions paid during the six months ended February 29, 2012 and the fiscal year ended August 31, 2011 were as follows:

                                 Ordinary Income         Long Term Capital Gains
Purisima All-Purpose Fund
  2/29/2012                             --                      --
  8/31/2011                             --                      --

                           PURISIMA ALL-PURPOSE FUND

NOTE 8 - SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclosed the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NOTE 9 - NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

OTHER INFORMATION - ALL PURPOSE FUND

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 20, 2011, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the All Purpose Fund for the one-year period commencing November 1, 2011. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser. Extensive information was provided to the Board in response to a detailed request for information sent to the Adviser by legal counsel to the Fund. That information included reports on the financial condition of the Adviser, the services, operations and personnel of the Adviser, compliance procedures, investment performance, brokerage and portfolio transactions, distribution and marketing plans and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, as well as advisory fee and expense comparisons. The Board's Independent Trustees met separately to discuss the various factors summarized below.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

The Board recognized that the Fund has engaged in only minimal investment activities since its inception because its primary use has been reserved as an investment when the Adviser takes a defensive posture with respect to the securities markets. To date, the Fund has remained invested in U.S. Treasury securities and cash, with only an executive officer of the Adviser as its shareholder.

1. NATURE, EXTENT AND QUALITY OF SERVICES

THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel, especially the Adviser's Investment Policy Committee and personnel who directly support the Fund; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that there had been no decline in the quality of services provided to the Fund despite the growth of the Adviser's other client business and the continued DE MINIMIS size of the Fund.

OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders, especially upon its broader use under the circumstances contemplated by the Adviser.

2. INVESTMENT PERFORMANCE

The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with a peer group of mutual funds objectively compiled using data from Morningstar, Inc., and noted the favorable performance of the Fund during various periods compared to those peer averages.

The Board recognized that the Fund's proposed defensive posture has not yet been implemented and the peer group funds, referred to as specialty equity funds, would serve as a better comparison at that time.

The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

3. ADVISORY FEES AND TOTAL EXPENSES

The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning at or below the median). The Board noted that the Adviser had waived (and its continuing to waive) significant fees in respect of the Fund to maintain an overall expense limitation, thus indicating a substantial investment by the Adviser in that Fund. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund compared to the Adviser's private clients, but agreed it was not an applicable comparison given the unique nature of the fund and the extra burden of administration, public reporting, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

4. ADVISER, COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board noted the substantial subsidy by the Adviser to maintain the Fund's contractual expense level. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, and that no economies of scale applied. The Board concluded that the Fund's cost structure is reasonable.

5. ANCILLARY BENEFITS

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser does not use third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

6. CONCLUSIONS

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

TRUSTEES AND OFFICER INFORMATION (Unaudited)

     The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1- 800-841-0199.

     The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                    FUND
                                                                                                  COMPLEX        OTHER
                                                                                                OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS,        POSITION(S) HELD    YEAR                PRINCIPAL                            DIRECTOR        HELD
                         WITH TRUST   ELECTED (1)   OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher*      President         1996  Chief Executive Officer and majority                 N/A         None
(born 1950)                                     shareholder of Fisher Investments, Inc., the sole
13100 Skyline Blvd.                             shareholder of the Adviser, and has served in
Woodside, CA 94062                              such capacities since the incorporation of the
                                                Adviser in 1986. Prior thereto, he was the
                                                founder of Fisher Investments, a sole
                                                proprietorship which commenced operations in
                                                1979.

Pierson E. Clair III    Trustee           1996  President and Chief Executive Officer of              2         Signature
(born 1948)                                     Brown & Haley since 1998 (fine confectioners);                  Foods, Inc.
13100 Skyline Blvd.                             Vice President of Blummer Chocolate Company from
Woodside, CA 94062                              1980 to 1997, where he had been employed
                                                since 1970.

Scott LeFevre           Trustee           2001  Sole proprietor of LeFevre Capital Management.        2         None
(born 1957)
13100 Skyline Blvd.
Woodside, CA 94062

Alfred D. McKelvy, Jr.  Trustee           2003  Executive Director of the law firm of Berding &       2         Diablo Valley
(born 1948)                                     Weil, LLP since 1990.                                           Bank; East Bay
13100 Skyline Blvd.                                                                                             BOMA.
Woodside, CA 94062:

Bryan F. Morse          Trustee           1996  Retired.  Prior to retirement, sole proprietor
(born 1952)                                     of Bryan F. Morse, RIA, a registered investment
13100 Skyline Blvd.                             adviser from 1990 to 2010.                            2         None
Woodside, CA 94062

Grover T. Wickersham    Trustee           1996  Attorney  in  private practice in Palo Alto,          2         None
(born 1949)                                     California. Prior to entering private practice in
13100 Skyline Blvd.                             June of 1981, served as a Branch Chief of the
Woodside, CA 94062                              Los Angeles Regional Office of the U.S.
                                                Securities and Exchange Commission.

Tom Fishel              Chief             2005  Vice President and Chief Compliance Officer of        N/A       None
(born 1960)             Compliance              the Adviser. Vice President of Charles Schwab
13100 Skyline Blvd.     Officer                 & Co., Inc. from 1995 to 2004, where he had
Woodside, CA 94062                              been employed since 1983.

Katherine Taylor        Treasurer         2006  Group Vice President of Finance and Treasurer         N/A       None
(born 1966)                                     of the Advisor where she has been employed
13100 Skyline Blvd.                             since 2003.
Woodside, CA 94062

--------

(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.

* "Interested person" of the Trust, as defined in the 1940 Act.



                                                                              22

                                                             NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                    FUND
                                                                                                  COMPLEX        OTHER
                                                                                                OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS,        POSITION(S) HELD    YEAR                PRINCIPAL                            DIRECTOR        HELD
                         WITH TRUST   ELECTED (2)   OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------

Nicole Gerrard Lightner Secretary       2011    In-house leagal counsel for the Adviser
(born 1970)                                     since 2006 and Secretary of the Adviser
13100 Skyline Blvd.                             since 2008. Prior to joining the Adviser,
Woodside, CA 94062                              she was an attorney at Paul Hastings LLP
                                                from 2000-2006 and at a Canadian law
                                                frim from 1998-2000.








(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.

* "Interested person" of the Trust, as defined in the 1940 Act.

--------------------------------------------------------------------------------
FACTS                                WHAT DOES THE PURISIMA FUNDS DO
                                     WITH YOUR PERSONAL INFORMATION?
--------------------------------------------------------------------------------
WHY?                                 Financial companies choose how
                                     they share your personal
                                     information. Federal law gives
                                     consumers the right to limit some
                                     but not all sharing. Federal law
                                     also requires us to tell you how
                                     we collect, share, and protect
                                     your personal information. Please
                                     read this notice carefully to
                                     understand what we do.
--------------------------------------------------------------------------------
WHAT?                                The types of personal information
                                     we collect and share depend on
                                     the product or service you have
                                     with us. This information can
                                     include:
                                     o Social Security number and
                                     payment history
                                     o Account balances and account
                                     transactions
                                     o Assets and transaction history
                                     When you are no longer our
                                     customer, we continue to share
                                     your information as described in
                                     this notice.
--------------------------------------------------------------------------------
HOW?                                 All financial companies need to
                                     share customers' personal
                                     information to run their everyday
                                     business. In the section below,
                                     we list the reasons financial
                                     companies can share their
                                     customers' personal information;
                                     the reasons The Purisima Funds
                                     chooses to share; and whether you
                                     can limit this sharing.
--------------------------------------------------------------------------------

                            DOES THE PURISIMA     CAN YOU LIMIT THIS
REASONS WE CAN SHARE          FUNDS SHARE?             SHARING?
YOUR PERSONAL
INFORMATION
--------------------------------------------------------------------------------
FOR OUR EVERYDAY                   Yes                    No
BUSINESS PURPOSES -such
as to process your
transactions, maintain
your account(s), respond
to court orders and
legal investigations, or
report to credit bureaus
--------------------------------------------------------------------------------
FOR OUR MARKETING                  Yes                    No
PURPOSES - to offer our
products and services to
you
--------------------------------------------------------------------------------
FOR JOINT MARKETING WITH           No                     No
OTHER FINANCIAL
COMPANIES
--------------------------------------------------------------------------------
FOR OUR AFFILIATES'                Yes                    No
EVERYDAY BUSINESS
PURPOSES -information
about your transactions
and experiences
--------------------------------------------------------------------------------
FOR OUR AFFILIATES'                No                     No
EVERYDAY BUSINESS
PURPOSES -information
about your
creditworthiness
--------------------------------------------------------------------------------
FOR NONAFFILIATES TO               No                     No
MARKET TO YOU
--------------------------------------------------------------------------------
QUESTIONS?       Call 1-800-550-1071

--------------------------------------------------------------------------------
WHO WE ARE
Who is providing this notice?           The Purisima Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHAT WE DO
--------------------------------------------------------------------------------
How does The Purisima Funds           To protect your personal information from
protect my personal information?      unauthorized access and use, we use
                                      security measures that comply with federal
                                      law. These measures include computer
                                      safeguards and secured files and
                                      buildings.
--------------------------------------------------------------------------------
How does The Purisima Funds collect   We collect your personal information, for
my personal information?              example, when you
                                           o  Open an account
                                           o  Provide account information
                                           o  Make deposits or withdrawals from
                                              your account
                                           o  Use your credit or debit card
                                           o  Make a wire transfer
                                      We also collect your personal information
                                      from others, such as credit bureaus,
                                      affiliates, or other companies.
--------------------------------------------------------------------------------
Why can't I limit all sharing?        Federal law gives you the right to limit
                                      only
                                      Sharing for affiliates' everyday
                                      business purposes-information
                                      about your creditworthiness
                                      Affiliates from using your
                                      information to market to you
                                      Sharing for nonaffiliates to market to you
                                      State laws and individual companies may
                                      give you additional rights to limit
                                      sharing.
--------------------------------------------------------------------------------
DEFINITIONS
--------------------------------------------------------------------------------
AFFILIATES                            Companies related by common ownership or
                                      control. They can be financial and
                                      nonfinancial companies.
--------------------------------------------------------------------------------
NONAFFILIATES                         Companies not related by common ownership
                                      or control. They can be financial and
                                      nonfinancial companies.
                                           o  THE PURISIMA FUNDS does not share
                                              with nonaffiliates so they can
                                              market to you.
--------------------------------------------------------------------------------
JOINT MARKETING                       A formal agreement between nonaffiliated
                                      financial companies that together market
                                      financial products or services to you.
                                           o  THE PURISIMA FUNDS does not
                                              jointly market.
--------------------------------------------------------------------------------
OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------
This privacy notice applies to individual consumers who are customers or former customers. This privacy notice replaces all previous notices of our consumer privacy policy, and may be amended at any time. We will keep you informed of changes or amendments as required by law.
--------------------------------------------------------------------------------

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












                                This page is intentionally left blank.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the Registrant's Form N-CSR filed November 10, 2003.

     (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         The Purisima Funds

         By /s/ KENNETH L. FISHER
            ----------------------------
            Kenneth L. Fisher, President

         Date 4/25/12
              -------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By  /S/ KENNETH L. FISHER
             ----------------------------
             Kenneth L. Fisher, President

         Date 4/25/12
              --------


         By /S/ KATHERINE TAYLOR
            ---------------------------
            Katherine Taylor, Treasurer

         Date 4/25/12
              -------